Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	ARTIO GLOBAL INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Artio International Equity Fund
Artio International Equity Fund
Investment Objective
The investment objective of the Artio International Equity Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio International Equity Fund		Class A	Class I
Management Fees	[1]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.13%	0.12%
Total Annual Fund Operating Expenses	[2]	1.28%	1.02%
[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	130	406	702	1,545
Class I	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests in the equity securities of issuers located in international markets. The Fund will typically invest in equity and equity related instruments of non-U.S. companies of all sizes. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in smaller capitalization companies. The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in preferred equities, Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0.50% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for more current information on the Fund's investment in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non- deliverable forwards, swaps (including credit default swaps), options (including, options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily.
  The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 13.93% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.
  The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.
  The Fund invests in "growth" and "value" securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

Principal Investment Risks
Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks association with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.
  Small and Medium-Sized Company Risk: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small and medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small and medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.
  ETF Risk: Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the equity securities included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
  Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.
  Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return:	22.02% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-24.53% (for the quarter ended September 30, 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Artio International Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	14.87%	(7.97%)	7.20%	Oct 4, 1993
Class A Return After Taxes on Distributions	15.16%	(8.35%)	6.40%	Oct 4, 1993
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.15%	(6.62%)	6.36%	Oct 4, 1993
Class I	15.13%	(7.75%)	7.49%	Nov 17, 1999
MSCI All Country World ex-U.S. Index	16.83%	(2.89%)	9.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Artio International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund is the long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in the equity securities of issuers located in international markets. The Fund will typically invest in equity and equity related instruments of non-U.S. companies of all sizes. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in smaller capitalization companies. The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in preferred equities, Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0.50% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for more current information on the Fund's investment in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non- deliverable forwards, swaps (including credit default swaps), options (including, options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily.
  The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 13.93% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.
  The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.
  The Fund invests in "growth" and "value" securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks association with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.
  Small and Medium-Sized Company Risk: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small and medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small and medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.
  ETF Risk: Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the equity securities included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
  Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.
  Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

		Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artioglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest quarterly return:	22.02% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-24.53% (for the quarter ended September 30, 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
2003	rr_AnnualReturn2003	35.92%
2004	rr_AnnualReturn2004	23.22%
2005	rr_AnnualReturn2005	17.06%
2006	rr_AnnualReturn2006	31.75%
2007	rr_AnnualReturn2007	17.56%
2008	rr_AnnualReturn2008	(43.87%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	8.52%
2011	rr_AnnualReturn2011	(23.50%)
2012	rr_AnnualReturn2012	14.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.87%
Past 5 Years	rr_AverageAnnualReturnYear05	(7.97%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Artio International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Past 1 Year	rr_AverageAnnualReturnYear01	15.13%
Past 5 Years	rr_AverageAnnualReturnYear05	(7.75%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	7.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1999
Artio International Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.16%
Past 5 Years	rr_AverageAnnualReturnYear05	(8.35%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Artio International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.15%
Past 5 Years	rr_AverageAnnualReturnYear05	(6.62%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Artio International Equity Fund | MSCI All Country World ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.83%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	9.74%

[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Artio International Equity Fund II
Artio International Equity Fund II
Investment Objective
The investment objective of the Artio International Equity Fund II is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio International Equity Fund II		Class A	Class I
Management Fees	[1]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.19%	0.13%
Total Annual Fund Operating Expenses	[2]	1.34%	1.03%
[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio International Equity Fund II (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	136	425	734	1,613
Class I	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests in the equities securities of issuers located in international markets. The Fund will typically invest in equity and equity-related instruments of mid-size and larger companies. The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in preferred equities, Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0.52% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily.
  The Fund may invest up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 10.30% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.
  The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.
  The Fund invests in "growth" and "value" securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.
  The Fund invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than $2.5 billion as determined at the time of purchase.

Principal Investment Risks
Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Medium-Sized Company Risk: Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  ETF Risk: Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the equity securities included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
  Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.
  Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return:	21.94% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-24.29% (for the quarter ended September 30, 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Artio International Equity Fund II	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	16.46%	(6.24%)	3.25%	May 4, 2005
Class A Return After Taxes on Distributions	16.45%	(6.65%)	2.91%	May 4, 2005
Class A Return After Taxes on Distributions and Sale of Fund Shares	11.60%	(5.24%)	2.80%	May 4, 2005
Class I	16.81%	(5.99%)	3.54%	May 4, 2005
MSCI All Country World ex-U.S. Index	16.83%	(2.89%)	5.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Artio International Equity Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund II is the long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in the equities securities of issuers located in international markets. The Fund will typically invest in equity and equity-related instruments of mid-size and larger companies. The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in preferred equities, Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0.52% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily.
  The Fund may invest up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 10.30% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.
  The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.
  The Fund invests in "growth" and "value" securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.
  The Fund invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than $2.5 billion as determined at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Medium-Sized Company Risk: Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  ETF Risk: Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the equity securities included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
  Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.
  Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

		Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

		Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest quarterly return:	21.94% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-24.29% (for the quarter ended September 30, 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio International Equity Fund II | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
2006	rr_AnnualReturn2006	28.63%
2007	rr_AnnualReturn2007	16.17%
2008	rr_AnnualReturn2008	(40.52%)
2009	rr_AnnualReturn2009	24.48%
2010	rr_AnnualReturn2010	7.78%
2011	rr_AnnualReturn2011	(22.02%)
2012	rr_AnnualReturn2012	16.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
Past 1 Year	rr_AverageAnnualReturnYear01	16.46%
Past 5 Years	rr_AverageAnnualReturnYear05	(6.24%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Artio International Equity Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Past 1 Year	rr_AverageAnnualReturnYear01	16.81%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.99%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Artio International Equity Fund II | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.45%
Past 5 Years	rr_AverageAnnualReturnYear05	(6.65%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Artio International Equity Fund II | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.60%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.24%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Artio International Equity Fund II | MSCI All Country World ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.83%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.45%

[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

Artio Total Return Bond Fund
Artio Total Return Bond Fund
Investment Objective
The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Total Return Bond Fund		Class A	Class I
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.09%	0.06%
Total Annual Fund Operating Expenses	[1]	0.69%	0.41%
[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	221	384	859
Class I	42	132	230	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 236% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests in investment grade fixed income securities rated at the time of purchase "Baa3" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB–" or better by Standard & Poor's Rating Service ("S&P") or a comparable investment grade rating by a nationally recognized statistical rating organization. The strategy is primarily focused on U.S. dollar-denominated securities. However, the Fund may invest in non-U.S. securities denominated in local currencies including those in the emerging markets. The Adviser's investment process is centered on analyzing macroeconomic factors across investment grade countries, which are defined as BBB– or better. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser's view of U.S. and global economic cycles.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade bonds (i.e., fixed income securities). The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  The Fund may invest in a diversified portfolio of fixed income securities of domestic and international issuers.
  The Fund invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets. The Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities ("Municipal Bonds").
  In managing the Fund's investments the portfolio managers will seek to construct an investment portfolio with a duration of no less than zero years in absolute terms and no more than one year above the portfolio duration of the securities comprising the Barclays Capital US Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. As of October 31, 2012, the duration of the Barclays Capital US Aggregate Bond Index was 5.02 years. Please go to www.artioglobal.com/documents/factsheet_trb.pdf for more current information on the Fund's duration.
  The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.
  The Fund invests in mortgage-backed and other asset-backed securities, including to be announced ("TBA") instruments and corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2012 the Fund had 35.36% of its net assets invested in government sponsored mortgage-backed securities and an additional 21.89% of its net assets in other asset-backed securities.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_trb.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to hedge effectively its portfolio.

Principal Investment Risks
Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.
  Municipal Bond Risk. Municipal Bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal Bonds have varying levels of sensitivity to changes in interest rates. In general, the price of a Municipal Bond can fall when interest rates rise and can rise when interest rates fall. Interest rate risk is generally lower for shorter-term Municipal Bonds and higher for long term Municipal Bonds. Under certain market conditions, the Adviser may purchase Municipal Bonds that the Adviser perceives are undervalued. Undervalued Municipal Bonds are subject to the same market volatility and principal and interest rate risks described above. Lower quality Municipal Bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower quality Municipal Bonds often fluctuates in response to political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. In the case of tax-exempt Municipal Bonds, if the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level, and the security could decline significantly in value. Municipal Bonds are subject to credit or default risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Prepayment Risk: The principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund's income to decline.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return:	5.58% (for the quarter ended September 30, 2009)
Lowest quarterly return:	-2.94% (for the quarter ended June 30, 2004)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Artio Total Return Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	6.04%	6.43%	6.17%	Jul 1, 1992
Class A Return After Taxes on Distributions	4.57%	4.59%	4.43%	Jul 1, 1992
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.09%	4.48%	4.32%	Jul 1, 1992
Class I	6.35%	6.72%	6.45%	Nov 17, 1999
Barclays Capital US Aggregate Bond Index	4.22%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Artio Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 236% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	236.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in investment grade fixed income securities rated at the time of purchase "Baa3" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB–" or better by Standard & Poor's Rating Service ("S&P") or a comparable investment grade rating by a nationally recognized statistical rating organization. The strategy is primarily focused on U.S. dollar-denominated securities. However, the Fund may invest in non-U.S. securities denominated in local currencies including those in the emerging markets. The Adviser's investment process is centered on analyzing macroeconomic factors across investment grade countries, which are defined as BBB– or better. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser's view of U.S. and global economic cycles.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade bonds (i.e., fixed income securities). The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  The Fund may invest in a diversified portfolio of fixed income securities of domestic and international issuers.
  The Fund invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets. The Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities ("Municipal Bonds").
  In managing the Fund's investments the portfolio managers will seek to construct an investment portfolio with a duration of no less than zero years in absolute terms and no more than one year above the portfolio duration of the securities comprising the Barclays Capital US Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. As of October 31, 2012, the duration of the Barclays Capital US Aggregate Bond Index was 5.02 years. Please go to www.artioglobal.com/documents/factsheet_trb.pdf for more current information on the Fund's duration.
  The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.
  The Fund invests in mortgage-backed and other asset-backed securities, including to be announced ("TBA") instruments and corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2012 the Fund had 35.36% of its net assets invested in government sponsored mortgage-backed securities and an additional 21.89% of its net assets in other asset-backed securities.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_trb.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to hedge effectively its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.
  Municipal Bond Risk. Municipal Bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal Bonds have varying levels of sensitivity to changes in interest rates. In general, the price of a Municipal Bond can fall when interest rates rise and can rise when interest rates fall. Interest rate risk is generally lower for shorter-term Municipal Bonds and higher for long term Municipal Bonds. Under certain market conditions, the Adviser may purchase Municipal Bonds that the Adviser perceives are undervalued. Undervalued Municipal Bonds are subject to the same market volatility and principal and interest rate risks described above. Lower quality Municipal Bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower quality Municipal Bonds often fluctuates in response to political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. In the case of tax-exempt Municipal Bonds, if the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level, and the security could decline significantly in value. Municipal Bonds are subject to credit or default risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Prepayment Risk: The principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund's income to decline.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

		Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

		Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artioglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest quarterly return:	5.58% (for the quarter ended September 30, 2009)
Lowest quarterly return:	-2.94% (for the quarter ended June 30, 2004)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
2003	rr_AnnualReturn2003	9.72%
2004	rr_AnnualReturn2004	5.67%
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	4.79%
2007	rr_AnnualReturn2007	7.45%
2008	rr_AnnualReturn2008	0.54%
2009	rr_AnnualReturn2009	10.37%
2010	rr_AnnualReturn2010	7.65%
2011	rr_AnnualReturn2011	7.79%
2012	rr_AnnualReturn2012	6.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.94%)
Past 1 Year	rr_AverageAnnualReturnYear01	6.04%
Past 5 Years	rr_AverageAnnualReturnYear05	6.43%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Artio Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%	[1]
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	518
Past 1 Year	rr_AverageAnnualReturnYear01	6.35%
Past 5 Years	rr_AverageAnnualReturnYear05	6.72%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1999
Artio Total Return Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.57%
Past 5 Years	rr_AverageAnnualReturnYear05	4.59%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Artio Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.09%
Past 5 Years	rr_AverageAnnualReturnYear05	4.48%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Artio Total Return Bond Fund | Barclays Capital US Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.22%
Past 5 Years	rr_AverageAnnualReturnYear05	5.95%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	5.18%

[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Artio Global High Income Fund
Artio Global High Income Fund
Investment Objective
The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Global High Income Fund		Class A	Class I
Management Fees	[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.11%	0.09%
Total Annual Fund Operating Expenses		1.01%	0.74%
Fee Waiver/Expense Reimbursement		(0.01%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.00%	0.74%
[1]	Effective April 18, 2012, the advisory fee for the Fund was reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Global High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	102	321	557	1,235
Class I	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests in a diversified portfolio of high income producing securities. The strategy is primarily directed toward U.S. dollar denominated debt rated below investment grade (i.e., "junk bonds"). The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations. In addition, the Fund may invest in U.S. and non-U.S. dollar denominated securities issued by foreign public or private sector entities, including those based in the emerging markets.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments with economic characteristics similar to the high-income producing instruments listed above as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  The Fund invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.
  The Fund invests in financial instruments issued by corporations, banks, governments, government entities and supranational organizations.
  The Fund ordinarily invests at least 60% of its net assets in U.S. dollar denominated securities.
  The Fund ordinarily invests in no fewer than three different countries outside the U.S.
  The Fund invests in bank loans.
  The Fund may invest in delayed funding loans and revolving credit facilities.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ghi.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults.

Principal Investment Risks
Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Below Investment Grade Securities Risk: The Fund's investments in lower credit quality rated debt securities (i.e., "junk bonds") are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund's returns.
  Delayed Funding Loans and Revolving Credit Facilities Risk: There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer's credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer's credit continues to deteriorate, including at a time when the borrowing issuer's financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return:	21.92% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-18.97% (for the quarter ended December 31, 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Artio Global High Income Fund	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	15.17%	8.63%	9.93%	Dec 17, 2002
Class A Return After Taxes on Distributions	12.40%	5.54%	6.82%	Dec 17, 2002
Class A Return After Taxes on Distributions and Sale of Fund Shares	9.77%	5.53%	6.76%	Dec 17, 2002
Class I	15.47%	8.90%	10.20%	Jan 30, 2003
Bank of America Global High Yield Constrained Index	19.30%	10.37%	10.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Artio Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Global High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in a diversified portfolio of high income producing securities. The strategy is primarily directed toward U.S. dollar denominated debt rated below investment grade (i.e., "junk bonds"). The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations. In addition, the Fund may invest in U.S. and non-U.S. dollar denominated securities issued by foreign public or private sector entities, including those based in the emerging markets.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments with economic characteristics similar to the high-income producing instruments listed above as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  The Fund invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.
  The Fund invests in financial instruments issued by corporations, banks, governments, government entities and supranational organizations.
  The Fund ordinarily invests at least 60% of its net assets in U.S. dollar denominated securities.
  The Fund ordinarily invests in no fewer than three different countries outside the U.S.
  The Fund invests in bank loans.
  The Fund may invest in delayed funding loans and revolving credit facilities.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ghi.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Below Investment Grade Securities Risk: The Fund's investments in lower credit quality rated debt securities (i.e., "junk bonds") are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund's returns.
  Delayed Funding Loans and Revolving Credit Facilities Risk: There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer's credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer's credit continues to deteriorate, including at a time when the borrowing issuer's financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

		Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artioglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest quarterly return:	21.92% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-18.97% (for the quarter ended December 31, 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	1,235
2003	rr_AnnualReturn2003	26.36%
2004	rr_AnnualReturn2004	11.46%
2005	rr_AnnualReturn2005	4.40%
2006	rr_AnnualReturn2006	11.22%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(24.17%)
2009	rr_AnnualReturn2009	54.56%
2010	rr_AnnualReturn2010	12.28%
2011	rr_AnnualReturn2011	(0.17%)
2012	rr_AnnualReturn2012	15.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.97%)
Past 1 Year	rr_AverageAnnualReturnYear01	15.17%
Past 5 Years	rr_AverageAnnualReturnYear05	8.63%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Artio Global High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Past 1 Year	rr_AverageAnnualReturnYear01	15.47%
Past 5 Years	rr_AverageAnnualReturnYear05	8.90%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2003
Artio Global High Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.40%
Past 5 Years	rr_AverageAnnualReturnYear05	5.54%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Artio Global High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.77%
Past 5 Years	rr_AverageAnnualReturnYear05	5.53%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Artio Global High Income Fund | Bank of America Global High Yield Constrained Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.30%
Past 5 Years	rr_AverageAnnualReturnYear05	10.37%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	10.98%

[1]	Effective April 18, 2012, the advisory fee for the Fund was reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Artio Emerging Markets Local Debt Fund
Artio Emerging Markets Local Debt Fund (Formerly known as Artio Emerging Markets Local Currency Debt Fund)
Investment Objective
The investment objective of the Artio Emerging Markets Local Debt Fund is a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Emerging Markets Local Debt Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.80%	0.80%
Total Annual Fund Operating Expenses		1.75%	1.50%
Fee Waiver/Expense Reimbursement		(0.55%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.20%	0.93%
[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Emerging Markets Local Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	122	497	897	2,017
Class I	95	418	764	1,742

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term (generally less than one year) money market instruments of issuers located in emerging market countries, spot and forward foreign exchange contracts, and cash balances denominated in emerging market currencies. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy. The Fund generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. The Fund may, but is not required to, hedge its exposure to emerging markets currencies, which may result in lower local emerging market currency exposure.
  In an effort to meet the Fund's investment objective, the Adviser may employ forward foreign currency contracts which may increase or decrease emerging market debt and currency exposures.

  In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe.
  The Fund invests in fixed income instruments issued by governments, supranational entities, quasi–governmental institutions and corporations that are economically tied to the emerging markets.
  The Fund is ordinarily managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2012, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.73 years.
  The Fund invests in emerging market currencies which may be accomplished through the use of short term money market instruments, spot and forward foreign exchange contracts or other derivative instruments, and cash balances denominated in emerging market currencies.
  The Fund may engage in short sales, which may be accomplished through the use of futures, forwards and swap contracts as well as securities.
  The Fund may invest in below investment grade securities (i.e., "junk bonds").
  To achieve its investment goal the Fund may use derivatives. As of October 31, 2012, the Fund had 0.93% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_EMLCD.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. This may include the use of a proxy hedge if the Adviser believes there is a correlation between the currency being hedged and the currency in which the proxy hedge is denominated. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

  The Adviser has informed the Board of the Fund that it will invest and market the Fund according to guidelines that will not require the Fund to register under the U.S. Commodities Exchange Act and be subject to the regulations of the U.S. Commodity Futures Trading Commission.

Principal Investment Risks
Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Non-Diversified Risk: As a non-diversified mutual fund, a relatively high percentage of the Fund's assets may be invested in a limited number of issuers; therefore, the Fund's performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase or decrease exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Below Investment Grade Securities Risk: The Fund's investments in lower credit quality rated debt securities (i.e., "junk bonds") are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Prepayment Risk: The principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund's income to decline.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost. To the extent the Fund is using a proxy hedge, there is a risk beyond that of a direct position hedge because it is dependent upon a stable relationship between the two currencies paired as proxies. Overall risk to the Fund may increase or the ability of the Fund to meet its investment objective may be impaired as a consequence of the use of proxy hedges.
  Short Sale Risk: A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year period are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return:	4.77% (for the quarter ended March 31, 2012)
Lowest quarterly return:	-6.93% (for the quarter ended September 30, 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Artio Emerging Markets Local Debt Fund	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	9.58%		3.15%	May 24, 2011
Class A Return After Taxes on Distributions	9.26%		2.55%	May 24, 2011
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.26%		2.36%	May 24, 2011
Class I	9.84%		3.42%	May 24, 2011
JPMorgan Global Bond Index���Emerging Markets Global Diversified Index	16.76%		5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Artio Emerging Markets Local Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Emerging Markets Local Debt Fund (Formerly known as Artio Emerging Markets Local Currency Debt Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Emerging Markets Local Debt Fund is a high level of total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term (generally less than one year) money market instruments of issuers located in emerging market countries, spot and forward foreign exchange contracts, and cash balances denominated in emerging market currencies. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy. The Fund generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. The Fund may, but is not required to, hedge its exposure to emerging markets currencies, which may result in lower local emerging market currency exposure.
  In an effort to meet the Fund's investment objective, the Adviser may employ forward foreign currency contracts which may increase or decrease emerging market debt and currency exposures.

  In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe.
  The Fund invests in fixed income instruments issued by governments, supranational entities, quasi–governmental institutions and corporations that are economically tied to the emerging markets.
  The Fund is ordinarily managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2012, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.73 years.
  The Fund invests in emerging market currencies which may be accomplished through the use of short term money market instruments, spot and forward foreign exchange contracts or other derivative instruments, and cash balances denominated in emerging market currencies.
  The Fund may engage in short sales, which may be accomplished through the use of futures, forwards and swap contracts as well as securities.
  The Fund may invest in below investment grade securities (i.e., "junk bonds").
  To achieve its investment goal the Fund may use derivatives. As of October 31, 2012, the Fund had 0.93% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_EMLCD.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. This may include the use of a proxy hedge if the Adviser believes there is a correlation between the currency being hedged and the currency in which the proxy hedge is denominated. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

  The Adviser has informed the Board of the Fund that it will invest and market the Fund according to guidelines that will not require the Fund to register under the U.S. Commodities Exchange Act and be subject to the regulations of the U.S. Commodity Futures Trading Commission.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Non-Diversified Risk: As a non-diversified mutual fund, a relatively high percentage of the Fund's assets may be invested in a limited number of issuers; therefore, the Fund's performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase or decrease exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Below Investment Grade Securities Risk: The Fund's investments in lower credit quality rated debt securities (i.e., "junk bonds") are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Prepayment Risk: The principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund's income to decline.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost. To the extent the Fund is using a proxy hedge, there is a risk beyond that of a direct position hedge because it is dependent upon a stable relationship between the two currencies paired as proxies. Overall risk to the Fund may increase or the ability of the Fund to meet its investment objective may be impaired as a consequence of the use of proxy hedges.
  Short Sale Risk: A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

		Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversified Risk: As a non-diversified mutual fund, a relatively high percentage of the Fund's assets may be invested in a limited number of issuers; therefore, the Fund's performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year period are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artioglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest quarterly return:	4.77% (for the quarter ended March 31, 2012)
Lowest quarterly return:	-6.93% (for the quarter ended September 30, 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual return figures for the one-year period are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio Emerging Markets Local Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	2,017
2012	rr_AnnualReturn2012	9.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
Past 1 Year	rr_AverageAnnualReturnYear01	9.58%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2011
Artio Emerging Markets Local Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	764
10 Years	rr_ExpenseExampleYear10	1,742
Past 1 Year	rr_AverageAnnualReturnYear01	9.84%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2011
Artio Emerging Markets Local Debt Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.26%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2011
Artio Emerging Markets Local Debt Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.26%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2011
Artio Emerging Markets Local Debt Fund | JPMorgan Global Bond Index���Emerging Markets Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.76%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.84%

[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013